Financial risk management objectives and policies	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial risk management objectives and policies

18.         Financial risk management objectives and policies

The Company’s financial liabilities are long-term borrowings, trade and other payables and the financial derivative instruments. The main purpose of these financial liabilities is to assist the Company in the financing of its operations and the acquisition of vessels. The Company has various financial assets such as trade accounts receivable, financial derivative instruments and cash and short-term deposits, including restricted cash, which arise directly from its operations. The main risks arising from the Company’s financial instruments are cash flow interest rate risk, credit risk, liquidity risk and foreign currency risk.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s exposure to the risk of changes in market interest rates relates primarily to the Company’s long-term debt obligations with floating interest rates. As at December 31, 2025 and 2024, the Company had no long-term borrowings at a fixed interest rate.

Interest rate risk table

The following table demonstrates the sensitivity to a reasonably possible change in interest rates, with all other variables held constant on the Company’s income.

	Increase/(Decrease) in basis points	Effect on income/(loss)

2025
$ Term SOFR	+15	(172)
	-20	230
2024
$ Term SOFR	+15	(111)
	-20	148
2023
$ Term SOFR	+15	(70)
	-20	94

Foreign currency risk

The following table demonstrates the sensitivity to a reasonably possible change in the Euro exchange rate, with all other variables held constant, to the Company’s income due to changes in the fair value of monetary assets and liabilities. The Company’s exposure to foreign currency changes for all other currencies as at December 31, 2025, 2024 and 2023, was not material.

	Change in rate	Effect on income

2025	+10%	(625)
	-10%	625

2024	+10%	(500)
	-10%	500

2023	+10%	(533)
	-10%	533

Credit risk

The Company operates only with recognized, creditworthy third parties including major charterers, commodity traders and government owned entities. Receivable balances are monitored on an ongoing basis with the result that the Company’s exposure to impairment on trade accounts receivable is not significant. The maximum exposure is the carrying value of trade accounts receivable as indicated in the consolidated statement of financial position. With respect to the credit risk arising from other financial assets of the Company such as cash and cash equivalents, the Company’s exposure to credit risk arises from default of the counter parties, which are recognized financial institutions. The Company performs annual evaluations of the relative credit standing of these counter parties. The exposure of these financial instruments is equal to their carrying amount as indicated in the consolidated statement of financial position.

18.         Financial risk management objectives and policies (continued)

Concentration of credit risk table:

The following table provides information with respect to charterers who individually, accounted for approximately more than 10% of the Company’s revenue for the years ended December 31, 2025, 2024 and 2023:

	2025	%	2024	%	2023	%
A	7,760	18%	5,492	16%	—	—
B	6,955	16%	—	—	—	—
C	6,392	14%	6,740	19%	—	—
D	—	—	10,976	32%	4,830	16%
E	—	—	—	—	6,430	21%
Other	23,099	52%	11,324	33%	19,580	63%
Total	44,206	100%	34,532	100%	30,840	100%

Liquidity risk

The Company mitigates liquidity risk by managing cash generated by its operations, applying cash collection targets appropriately. The vessels are normally chartered under time-charter where, as per industry practice, the charterer pays for the transportation service 15 days in advance, supporting the management of cash generation. Vessel acquisitions are carefully controlled, with authorization limits operating up to board level and cash payback periods applied as part of the investment appraisal process. In this way, the Company monitors its credit rating to facilitate fund raising. In its funding strategy, the Company’s objective is to maintain a balance between continuity of funding and flexibility through the use of bank loans. Excess cash used in managing liquidity is only invested in financial instruments exposed to insignificant risk of changes in market value or are being placed on interest bearing deposits with maturities fixed usually for no more than 3 months. The Company monitors its risk relating to the shortage of funds by considering the maturity of its financial liabilities and its projected cash flows from operations.

The table below summarizes the maturity profile of the Company’s financial liabilities (including interest) at December 31, 2025 and 2024 based on contractual undiscounted cash flows.

Year ended December 31, 2025	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
Long-term debt	2,427	7,141	56,469	—	66,037
Financial liabilities	1,166	3,553	24,079	45,570	74,368
Accrued liabilities and other payables	914	—	—	—	914
Trade accounts payables and other	1,967	—	—	—	1,967
Total	6,474	10,694	80,548	45,570	143,286

18.         Financial risk management objectives and policies (continued)

Year ended December 31, 2024	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
Long-term debt	2,900	8,508	67,549	—	78,957
Financial liabilities	1,280	3,836	24,629	48,691	78,436
Sellers’ Credit	—	19,000	—	—	19,000
Lease liabilities	119	213	560	—	892
Accrued liabilities and other payables	2,156	—	—	—	2,156
Trade accounts payables and other	3,589	—	—	—	3,589
Total	10,044	31,557	92,738	48,691	183,030

Capital management

The primary objective of the Company’s capital management is to ensure that it maintains a strong credit rating and healthy capital ratios in order to support its business and maximize shareholder value. The Company manages its capital structure and makes adjustments to it, in light of changes in economic conditions. To maintain or adjust the capital structure, the Company may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares as well as managing the outstanding level of debt. Lenders may impose capital structure or solvency ratios (refer to note 11). No changes were made in the objectives, policies or processes during the years ended December 31, 2025 and 2024.